                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
                                              ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Covalent Partners LLC
Address: 930 Winter Street, Suite 2800 Waltham, MA 02451

Form 13F File Number: 28-14764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William C. Stone, Jr.
Title: Principal, Chief Financial Officer & Chief Compliance Officer
Phone: 617-658-5508

Signature, place, and Date of Signing:

William C. Stone, Jr.       Waltham, MA              May 14, 2013
-------------------------   ----------------------   ---------------------------
[Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:       30

Form 13F lnformation Table Value Total: $299,777 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form            13F File Number            Name
NONE                N/A                        N/A


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                               FORM 13F INFORMATION TABLE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    7,879    17800 SH       SOLE                    17800        0        0
AMERISTAR CASINOS INC          COM              03070Q101   13,767   524861 SH       SOLE                   524861        0        0
BANCO SANTANDER BRASIL SA      ADS REP 1 UNIT   05967A107    7,720  1063410 SH       SOLE                  1063410        0        0
BANK OF AMERICA CORP           COM              060505104      994    81638 SH       SOLE                    81638        0        0
BELO CORP                      COM SER A        080555105   10,882  1106980 SH       SOLE                  1106980        0        0
CITIGROUP INC                  COM              172967424   20,556   464642 SH       SOLE                   464642        0        0
CIT GROUP INC                  COM NEW          125581801    6,000   138000 SH       SOLE                   138000        0        0
CUMULUS MEDIA INC              CL A             231082108    5,633  1671449 SH       SOLE                  1671449        0        0
DANA HLDG CORP                 COM              235825205   14,629   820488 SH       SOLE                   820488        0        0
D.R. HORTON INC                NOTE 2.000% 5/1  23331ABB4   37,700 20000000 PRN      SOLE                 20000000        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206    1,102   408099 SH       SOLE                   408099        0        0
FORD MOTORS CO                 COM              345370860    7,798   593000 SH       SOLE                   593000        0        0
GENERAL MTRS CO                COM              37045V100   15,290   549600 SH       SOLE                   549600        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    6,151    41800 SH       SOLE                    41800        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.25% 5/0   459902AQ5   10,794 10000000 PRN      SOLE                 10000000        0        0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201   12,433   380441 SH       SOLE                   380441        0        0
ISHARES TR                     RUSSELL 2000     464287655      250  1000000 SH  PUT  SOLE                  1000000        0        0
LIGAND PHARMACEUTICALS         COM NEW          53220K504    4,653   174589 SH       SOLE                   174589        0        0
MGM RESORTS INTERNATIONAL      NOTE 4.25% 4/1   55303QAE0   15,742 14500000 PRN      SOLE                 14500000        0        0
NCI BUILDING SYSTEMS INC       COM              628852204   12,266   706159 SH       SOLE                   706159        0        0
PINNACLE ENTMT INC             COM              723456109   14,740  1008201 SH       SOLE                  1008201        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109   17,637   869240 SH       SOLE                   869240        0        0
SPEEDWAY MOTORSPORTS INC       COM              847788106    6,205   344902 SH       SOLE                   344902        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    5,360    34215 SH       SOLE                    34215        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F903      973   790000 SH  CALL SOLE                   790000        0        0
STRATEGIC HOTELS & RESORTS     COM              86272T106    6,211   743837 SH       SOLE                   743837        0        0
STONERIDGE INC                 COM              86183P102   16,266  2131868 SH       SOLE                  2131868        0        0
U S AIRWAYS GROUP INC          COM              90341W108    5,592   329500 SH       SOLE                   329500        0        0
WMS INDS INC                   COM              929297109   11,981   475267 SH       SOLE                   475267        0        0
XERIUM TECHNOLOGIES INC        COM NEW          98416J118    2,574   473154 SH       SOLE                   473154        0        0

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